Goodwill, License Cost and Other Intangible Assets - Additional Information (Detail) $ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2019 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 NZD ($)	Oct. 29, 2013 NZD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Accumulated goodwill impairments		$ 0.0	$ 0.0
Amortization expense		10.5	$ 11.8	$ 15.8
Impairment of intangible assets, finite-lived		18.8
Trilogy International Radio Spectrum , LLC | 700 MHz License | New Zealand
Goodwill and Intangible Assets Disclosure [Abstract]
License purchase price on agreement date		$ 30.1				$ 44.0
Trilogy International Radio Spectrum , LLC | 700 MHz License | New Zealand | License Obligation
Goodwill and Intangible Assets Disclosure [Abstract]
Payment of debt				$ 6.8	$ 10.3
Stated interest rate				5.80%	5.80%
Payment of interest				$ 0.4
License agreement expiration year				2031	2031
Nueva Tel | 1900 MHz [Member] | Bolivia
Goodwill and Intangible Assets Disclosure [Abstract]
Payment for license fee	$ 30.2
License agreement expiration year	2034